Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Price per share, issued par value	$ 0.01	$ 0.01	$ 0.01	$ 1.00